Equity Accounted Investments - BG Joint Venture - Additional Information (Detail) m³ in Thousands		12 Months Ended
	Jun. 27, 2014 USD ($) vessel m³	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2016 USD ($) lease	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			35,000
Ownership percentage		100.00%	100.00%	100.00%
Value of service obligation		$ 8,233,000	$ 8,233,000	$ 8,233,000	$ 20,065,000
Drawings from long-term debt facility		573,514,000			391,574,000	$ 944,123,000
Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			15,000
Shipbuilding supervision and crew training services | Newbuildings | Fair Value Asset (Liability)
Schedule of Equity Method Investments [Line Items]
Value of service obligation						33,300,000
BG Joint Venture
Schedule of Equity Method Investments [Line Items]
Difference between carrying amount and book value		16,800,000	$ 16,800,000	16,800,000	16,800,000
Drawings from long-term debt facility		221,000,000			110,300,000
Debt facility used to finance a portion of estimated fully built-up cost		787,000,000	$ 787,000,000	$ 787,000,000
Capital contributions received from the Partnership		16,600,000			8,600,000
BG Joint Venture | Shipbuilding supervision and crew training services | Newbuildings
Schedule of Equity Method Investments [Line Items]
Number of vessels	4		4	4
Volume of vessels (in cubic meter) | m³	174
Fully built-up cost	$ 1,000,000,000
Value of service obligation	36,900,000	22,600,000	$ 22,600,000	$ 22,600,000	29,700,000
Amounts due	20,300,000	$ 10,900,000	$ 10,900,000	$ 10,900,000	$ 16,500,000	$ 20,300,000
BG Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | Fair Value Asset (Liability)
Schedule of Equity Method Investments [Line Items]
Value of service obligation	33,300,000
Amounts due	$ 16,500,000
BG Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | 30% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	2
Ownership percentage	30.00%
BG Joint Venture | Shipbuilding supervision and crew training services | Newbuildings | 20% Ownership
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel	2
Ownership percentage	20.00%